FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$540	$540
Accounts receivable and other	—	—	1,171	1,171
Financial assets (current and non-current)(1)	989	17	166	1,172
Marketable securities	126	47	—	173
Total	$1,115	$64	$1,877	$3,056

Financial liabilities
Corporate borrowings	$—	$—	$1,993	$1,993
Non-recourse borrowings (current and non-current)	—	—	13,113	13,113
Accounts payable and other	—	—	1,308	1,308
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	373	—	907	1,280
Total	$373	$—	$17,341	$17,714

(1)	Derivative instruments which are elected for hedge accounting totaling $718 million are included in financial assets and $109 million of derivative instruments are included in financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2017:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$374	$374
Accounts receivable and other	—	—	838	838
Financial assets (current and non-current)(1)	608	57	172	837
Marketable securities	—	85	—	85
Total	$608	$142	$1,384	$2,134

Financial liabilities
Corporate borrowings	$—	$—	$2,101	$2,101
Non-recourse borrowings (current and non-current)	—	—	8,063	8,063
Accounts payable and other	—	—	864	864
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	440	—	873	1,313
Total	$440	$—	$11,921	$12,361

(1)	Derivative instruments which are elected for hedge accounting totaling $464 million are included in financial assets and $146 million of derivative instruments are included in financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Disclosure of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2018:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$540	$540
Accounts receivable and other	—	—	1,171	1,171
Financial assets (current and non-current)(1)	989	17	166	1,172
Marketable securities	126	47	—	173
Total	$1,115	$64	$1,877	$3,056

Financial liabilities
Corporate borrowings	$—	$—	$1,993	$1,993
Non-recourse borrowings (current and non-current)	—	—	13,113	13,113
Accounts payable and other	—	—	1,308	1,308
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	373	—	907	1,280
Total	$373	$—	$17,341	$17,714

(1)	Derivative instruments which are elected for hedge accounting totaling $718 million are included in financial assets and $109 million of derivative instruments are included in financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2017:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Fair value through OCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$374	$374
Accounts receivable and other	—	—	838	838
Financial assets (current and non-current)(1)	608	57	172	837
Marketable securities	—	85	—	85
Total	$608	$142	$1,384	$2,134

Financial liabilities
Corporate borrowings	$—	$—	$2,101	$2,101
Non-recourse borrowings (current and non-current)	—	—	8,063	8,063
Accounts payable and other	—	—	864	864
Preferred shares(2)	—	—	20	20
Financial liabilities (current and non-current)(1)	440	—	873	1,313
Total	$440	$—	$11,921	$12,361

(1)	Derivative instruments which are elected for hedge accounting totaling $464 million are included in financial assets and $146 million of derivative instruments are included in financial liabilities.

(2)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.

Carrying and fair values of financial assets
During the year, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	Dec. 31, 2018			Dec. 31, 2017
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$173	$—	$—	$85	$—	$—
Financial assets (current and non-current)	—	959	47	—	617	48

Financial liabilities
Financial liabilities (current and non-current)	$—	$280	$93	$—	$351	$89
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2018	Dec. 31, 2017
Marketable securities	Level 1(1)	$173	$85
Foreign currency forward contracts	Level 2(2)
Financial asset		$241	$236
Financial liability		23	196
Interest rate swaps & other	Level 2(2)
Financial asset		$718	$381
Financial liability		257	155
Other contracts	Level 3(3)
Financial asset		$47	$48
Financial liability		93	89

(1)	Valuation technique: Quoted bid prices in an active market.

(2)
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

(3)	Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.
The following table provides the carrying values and fair values of financial instruments as at December 31, 2018 and December 31, 2017:

	Dec. 31, 2018		Dec. 31, 2017
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$540	$540	$374	$374
Accounts receivable and other	1,171	1,171	838	838
Financial assets (current and non-current)	1,172	1,172	837	837
Marketable securities	173	173	85	85
Total	$3,056	$3,056	$2,134	$2,134

Carrying and fair values of financial liabilities
During the year, no transfers were made between level 1 and 2 or level 2 and 3. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input.

	Dec. 31, 2018			Dec. 31, 2017
US$ MILLIONS	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$173	$—	$—	$85	$—	$—
Financial assets (current and non-current)	—	959	47	—	617	48

Financial liabilities
Financial liabilities (current and non-current)	$—	$280	$93	$—	$351	$89
The fair value of our partnership’s financial assets and financial liabilities are measured at fair value on a recurring basis. The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	Dec. 31, 2018	Dec. 31, 2017
Marketable securities	Level 1(1)	$173	$85
Foreign currency forward contracts	Level 2(2)
Financial asset		$241	$236
Financial liability		23	196
Interest rate swaps & other	Level 2(2)
Financial asset		$718	$381
Financial liability		257	155
Other contracts	Level 3(3)
Financial asset		$47	$48
Financial liability		93	89

(1)	Valuation technique: Quoted bid prices in an active market.

(2)
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

(3)	Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates.

	Dec. 31, 2018		Dec. 31, 2017
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial liabilities
Corporate borrowings(1)	$1,993	$1,978	$2,101	$2,113
Non-recourse borrowings(2)	13,113	13,372	8,063	8,392
Accounts payable and other	1,308	1,308	864	864
Preferred shares(3)	20	20	20	20
Financial liabilities (current and non-current)	1,280	1,280	1,313	1,313
	$17,714	$17,958	$12,361	$12,702

(1)	Corporate borrowings are classified under level 1 of the fair value hierarchy; quoted prices in an active market are available.

(2)
Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at the U.K. port operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

(3)	$20 million of preferred shares issued to wholly-owned subsidiaries of Brookfield.